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                         S  U  P  E  R  I  O  R

                     P  E  R  F  O  R  M  A  N  C  E

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(graphics: standing picture of Art Bonnel)

                                   -------------------------------------
                                                + 32.97%
                                  -------------------------------------
                                        ........................
                                        since inception 10/17/94
                                        ........................
                                   Average Annual returns as of 9/30/97
                                   -------------------------------------
                                                + 28.67%
                                        ........................
                                                 one year
                                        ........................



                         THE  BONNEL  GROWTH  FUND


A   Ranking from                             (company logo)
  Investor's Business Daily
  among all mutual funds
  for the 36 months period
  ending 12/3/97.


                         Call 1-800-557-2297, ext. 601
                              www.us-global.com

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Past  performance  does not guarantee  future  results.  Investment  returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information about the Bonnel Growth Fund, including charges and expenses, call 1-800-557-2297, ext 601 for a prospectus. Read it carefully before you invest or send money. Ranking Source: Investor's Business Daily, 12/3/97. Each moving 36 month performance rank by Investor's Business Daily, versus all other mutual funds, is recalculated each month on a total return basis. All dividends and capital gains included. A+=Top 5%, A=Top 10%, A-=Top 15%, B+=Top 20%, B=top 25%, B- =Top 30%, C+=top 35%, C=Top 40%, C-=Top 45%,
D+=Top 50%, D=Top 60%, D-=Top 70%, E-=Below 70%, MFM 429
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